PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Prepaid insurance	$171,855	$340,078
Legal and professional	24,476	72,048
Other	124,686	119,773
Total prepaid expenses and other current assets	$321,017	$531,899